Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Debt consisted of the following (in thousands):

	December 31, 2015	December 28, 2014
Term Loan Facility due 2020, effective interest rate of 3.82% and 4.04%, net of unamortized discount of $7,084 and $8,118	$2,360,155	$3,471,017
5.875% Senior Notes due 2022	1,100,000	—
Dreamcatcher Credit Facility due 2018, effective interest rate of 4.08%, net of unamortized discount of $33 and $49	18,868	23,914
Other obligations	—	54
Total debt	3,479,023	3,494,985
Less: Debt due within one year	26,479	4,088
Long-term debt, net of current portion	$3,452,544	$3,490,897

Schedule of Maturities of Long-term Debt
The Company’s debt and other obligations outstanding as of December 31, 2015 mature as shown below (in thousands):

2016	$27,841
2017	27,841
2018	34,591
2019	23,791
2020	2,272,076
Thereafter	1,100,000
Total debt	3,486,140
Unamortized discounts	(7,117)
Total debt, net of discounts	$3,479,023